PRINCIPAL SUBSIDIARIES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	$ 86,882	$ 77,370	$ 86,882	$ 77,370
Current liabilities	148,445	137,829	148,445	137,829
Non-controlling interest	(66,025)	(68,213)	(66,025)	(68,213)
Revenue			315,497	221,290
Net income/(loss) and comprehensive income/(loss)			40,959	(41,763)
Comprehensive income/(loss)	13,825	2,551	40,959	(41,763)
Cash flows provided by/(used in) operating activities			55,176	53,249
Cash flows used in investing activities			(67,810)	(86,493)
Cash flows provided by financing activities			$ 18,657	$ 19,900
Bogoso/Prestea and Wassa
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			90.00%
Wassa
Disclosure of subsidiaries [line items]
Non-controlling interest percentage			10.00%	10.00%
Current assets	94,760	90,627	$ 94,760	$ 90,627
Current liabilities	160,725	166,230	160,725	166,230
Current assets (liabilities)	(65,965)	(75,603)	(65,965)	(75,603)
Non-current assets	138,416	125,628	138,416	125,628
Non-current liabilities	25,016	19,513	25,016	19,513
Noncurrent Assets (Liabilities)	113,400	106,115	113,400	106,115
Net assets/(liabilities)	47,435	30,512	47,435	30,512
Non-controlling interest	(12,562)	(10,870)	(12,562)	(10,870)
Revenue			156,908	103,991
Net income/(loss) and comprehensive income/(loss)			16,924	(5,870)
Comprehensive income/(loss)			16,924	(5,870)
Cash flows provided by/(used in) operating activities			27,486	16,757
Cash flows used in investing activities			(21,744)	(42,189)
Cash flows provided by financing activities			$ 7,468	$ 18,376
Bogoso/Prestea
Disclosure of subsidiaries [line items]
Non-controlling interest percentage			10.00%	10.00%
Current assets	25,023	13,957	$ 25,023	$ 13,957
Current liabilities	1,058,732	1,011,786	1,058,732	1,011,786
Current assets (liabilities)	(1,033,709)	(997,829)	(1,033,709)	(997,829)
Non-current assets	131,245	95,527	131,245	95,527
Non-current liabilities	76,373	81,155	76,373	81,155
Noncurrent Assets (Liabilities)	54,872	14,372	54,872	14,372
Net assets/(liabilities)	(978,837)	(983,457)	(978,837)	(983,457)
Non-controlling interest	$ 78,587	$ 79,083	78,587	79,083
Revenue			138,295	101,648
Net income/(loss) and comprehensive income/(loss)			4,619	(15,289)
Comprehensive income/(loss)			4,619	(15,289)
Cash flows provided by/(used in) operating activities			3,505	(43,190)
Cash flows used in investing activities			(43,616)	(43,244)
Cash flows provided by financing activities			$ 42,078	$ 88,330